U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail: nkolokithas@jhancock.com

Name: Nicholas J. Kolokithas

Title: Assistant Vice President and Senior Counsel

April 30, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Bond Trust (the “Trust”), on behalf of: John Hancock Global Conservative Absolute Return Fund (the “Fund”) File Nos.002-66906; 811-03006

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 77 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, Class C, Class I, Class NAV, Class 1, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4324.

Sincerely,

/s/Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust